Concentration of Risks - Additional Information (Detail) (Service Fees [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of suppliers [Member]
Concentration Risk [Line Items]
Percentage of service fees	87.30%	98.30%	90.30%
Concentration of serviced lottery products [Member]
Concentration Risk [Line Items]
Percentage of service fees	95.90%	88.00%	88.00%